SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 30, 2019	Apr. 01, 2019	May 01, 2018	Dec. 31, 2024 USD ($) SUPPLIER CUSTOMER	Dec. 31, 2024 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2023 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2022 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2024 JPY (¥)
Product Information [Line Items]
Convenience translation rate					7.2993			7.2993
Deposits insured					¥ 20,422,000	¥ 22,854,000
Interest rate, term deposits					4.72%	5.13%		4.72%
Gross profit				$ 28,886	¥ 210,849,000	¥ 204,649,000	¥ 226,300,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)				78,578	573,566,000	571,024,000	593,634,000
Research and development expenses				$ 24,249	177,000,000	222,538,000	326,513,000
Advertising expenses					39,154,000	42,885,000	52,716,000
Employee social benefits					¥ 65,998,000	¥ 86,198,000	¥ 104,722,000
Number of customers individually represent revenue | CUSTOMER				0	0	0	0
Number of suppliers individually represent cost | SUPPLIER				1	1		1
Number of customers individually represent accounts receivable | CUSTOMER				1	1		2
Number of suppliers individually represent accounts payable | SUPPLIER				2	2	2
Number of customers individually represent contract liabilities | CUSTOMER				0	0	1
Number of supplier prepayments and other current assets | SUPPLIER				2	2	1
Financial instruments amount					¥ 1,285,000,000	¥ 1,494,000,000
Profit appropriation to statutory surplus fund					¥ 0	¥ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				19.60%	19.60%	14.70%	11.10%
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage						13.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				16.60%	16.60%	15.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage						13.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				13.30%	13.30%	14.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage				12.40%	12.40%	11.30%
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	10.20%
Prepaid Expenses and Other Current Assets [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				20.80%	20.80%	21.00%
Prepaid Expenses and Other Current Assets [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage				10.80%	10.80%
Cloud Communication Services [Member]
Product Information [Line Items]
VAT rate		6.00%	6.00%
Communication Devices Sales [Member]
Product Information [Line Items]
VAT rate	13.00%	16.00%
Covering Communications Platform As Service [Member]
Product Information [Line Items]
Gross profit					¥ 50,000,000	¥ 69,000,000	¥ 89,000,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					¥ 15,000,000	16,000,000	14,000,000
Covering Communications Platform As Service [Member] | Minimum [Member]
Product Information [Line Items]
Length of service contracts				3 months	3 months
Covering Communications Platform As Service [Member] | Maximum [Member]
Product Information [Line Items]
Length of service contracts				12 months	12 months
CHINA
Product Information [Line Items]
Deposits insured					¥ 500,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					543,774,000	539,867,000	556,663,000
JAPAN
Product Information [Line Items]
Deposits insured								¥ 10,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					¥ 29,792,000	¥ 31,157,000	¥ 36,971,000